Provisions - Additional information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Provisions
Provision for closure of mining units and exploration projects at future value	$ 407,000	$ 259,400
Potential liability in the form of fines and interest	316,900
Letter of credit	186,300	101,200
Current provisions	$ 53,900	107,491
Minimum
Provisions
Discount rate used to reflect time value of money for provisions	2.22%
Period Used To Reflect Time Value Of Money For Provisions	1 year
Maximum
Provisions
Discount rate used to reflect time value of money for provisions	4.17%
Period Used To Reflect Time Value Of Money For Provisions	16 years
Sociedads Minera Cerro Verde S.A.A.
Provisions
Other provisions	$ 254,438	275,593
Other non-current provisions	247,427	272,820
Sociedads Minera Cerro Verde S.A.A. | Provision for social commitments [Member]
Provisions
Other non-current provisions	5,783	9,983
Sociedads Minera Cerro Verde S.A.A. | Provision for remediation and mine closure [Member]
Provisions
Other non-current provisions	234,126	259,610
Future value of non current provisions	$ 726,900	$ 579,800
Annual risk free rate	4.78%	4.13%
Sociedads Minera Cerro Verde S.A.A. | La Joya [Member] | Irrigation Project [Member] | Provision for social commitments [Member]
Provisions
Other provisions		$ 4,300
Sociedads Minera Cerro Verde S.A.A. | Alata-Congata Road [Member] | Repaving Project [Member] | Provision for social commitments [Member]
Provisions
Other provisions	$ 6,100
Sociedads Minera Cerro Verde S.A.A. | Ministry of Energy and Mines [Member]
Provisions
Letter of credit	$ 130,100